ACQUISITIONS (Narrative) (Details)	12 Months Ended			1 Months Ended								0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 18, 2014 Hayes [Member]	Dec. 18, 2013 Hayes [Member] USD ($)	Dec. 18, 2013 Hayes [Member] Issued at closing [Member]	Dec. 18, 2013 Hayes [Member] Payable January 2015 [Member] USD ($)	Dec. 18, 2013 Hayes [Member] Payable January 2016 [Member] USD ($)	Dec. 31, 2014 BIReady B.V [Member] USD ($)	Nov. 14, 2014 BIReady B.V [Member] USD ($)	Nov. 14, 2014 BIReady B.V [Member] EUR (€)	Nov. 14, 2014 Technology and related assets [Member] BIReady B.V [Member] USD ($)	Nov. 14, 2014 Technology and related assets [Member] BIReady B.V [Member] EUR (€)	Dec. 31, 2014 Technology and related assets [Member] BIReady B.V [Member]	Dec. 18, 2013 Core technology [Member] Hayes [Member] USD ($)		Nov. 14, 2014 Core technology [Member] BIReady B.V [Member] USD ($)
Business Acquisition [Line Items]
Intangible assets acquired												$ 748,000	€ 600,000
Number of shares issued for acquisition of entity				61,500	185,000	123,500						31,900	31,900
Fair value of shares issued for acquisition					1,547,000							224,000
Maximum earnout potential consideration										374,000	300,000
Contingent estimated liability	3,280,000		2,208,000						300,000	300,000
Purchase price allocated to intangible assets					4,384,000										3,596,000	[1]	1,272,000
Amortization period														5 years
Cash paid for entity					4,500,000
Payment obligations			503,000
Pro-rata, percentage of applicable target					75.00%
Contingent payment consideration, fair value					3,251,000
Total consideration					9,298,000
Contingent cash payment			3,962,000		4,200,000		2,100,000	2,100,000
Acquisition related costs					505,000
Amortization of intangible assets related to acquisition	$ 1,109,000	$ 707,000

[1]	Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.